UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Dividend Growth Fund

Investor Class (PRDGX)

This annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Investor Class	$69	0.64%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: stock selection in financials, led by JPMorgan Chase, which benefited from strong earnings with rising net interest income, and stock selection in industrials and business services, where GE Aerospace and Howmet Aerospace produced impressive earnings and benefited from the post-pandemic aerospace recovery.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: an underweight in communication services and a combination of our underweight and stock choices in information technology. A handful of names that do not meet our dividend growth criteria and, thus, are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,221	10,097	10,135
2016	10,681	10,362	10,384
2016	10,921	10,818	10,784
2016	11,162	11,274	11,196
2017	11,720	11,921	11,875
2017	12,214	12,280	12,242
2017	12,585	12,842	12,790
2017	13,319	13,656	13,640
2018	13,221	13,568	13,537
2018	13,535	14,095	14,002
2018	14,509	15,099	15,081
2018	13,177	12,940	13,042
2019	14,890	14,757	14,822
2019	15,799	15,361	15,460
2019	16,186	15,540	15,723
2019	17,264	16,954	17,149
2020	14,043	13,410	13,788
2020	16,279	16,364	16,620
2020	17,593	17,871	18,105
2020	19,670	20,495	20,304
2021	20,643	21,796	21,558
2021	22,135	23,592	23,401
2021	22,266	23,568	23,537
2021	24,792	25,754	26,132
2022	23,583	24,395	24,931
2022	20,964	20,321	20,916
2022	20,094	19,413	19,895
2022	22,255	20,808	21,399
2023	22,692	22,302	23,004
2023	23,777	24,172	25,015
2023	22,942	23,386	24,196
2023	25,293	26,209	27,025
2024	27,341	28,835	29,878
2024	27,774	29,762	31,157
2024	29,604	31,616	32,992
2024	28,707	32,448	33,786
2025	29,359	30,916	32,343
2025	30,916	34,314	35,882
2025	32,128	37,120	38,797
2025	32,915	38,012	39,827

202501-4140694, 202601-5112105

F58-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dividend Growth Fund (Investor Class)	14.66%	10.85%	12.65%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$23,973,357
  Number of Portfolio Holdings93
  Investment Advisory Fees Paid (000s)$115,084
  Portfolio Turnover Rate9.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	25.2%
Financials	20.9
Industrials & Business Services	14.4
Health Care	13.0
Consumer Discretionary	6.6
Consumer Staples	6.3
Energy	4.0
Utilities	3.4
Materials	2.8
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.2%
Apple	5.3
Broadcom	3.5
JPMorgan Chase	3.3
Visa	2.9
General Electric	2.3
Bank of America	1.9
Chubb	1.9
Eli Lilly	1.8
Walmart	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dividend Growth Fund

Investor Class (PRDGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Dividend Growth Fund

Advisor Class (TADGX)

This annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Advisor Class	$94	0.88%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: stock selection in financials, led by JPMorgan Chase, which benefited from strong earnings with rising net interest income, and stock selection in industrials and business services, where GE Aerospace and Howmet Aerospace produced impressive earnings and benefited from the post-pandemic aerospace recovery.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: an underweight in communication services and a combination of our underweight and stock choices in information technology. A handful of names that do not meet our dividend growth criteria and, thus, are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,216	10,097	10,135
2016	10,669	10,362	10,384
2016	10,901	10,818	10,784
2016	11,133	11,274	11,196
2017	11,681	11,921	11,875
2017	12,165	12,280	12,242
2017	12,526	12,842	12,790
2017	13,251	13,656	13,640
2018	13,141	13,568	13,537
2018	13,445	14,095	14,002
2018	14,403	15,099	15,081
2018	13,071	12,940	13,042
2019	14,763	14,757	14,822
2019	15,653	15,361	15,460
2019	16,024	15,540	15,723
2019	17,079	16,954	17,149
2020	13,879	13,410	13,788
2020	16,083	16,364	16,620
2020	17,366	17,871	18,105
2020	19,405	20,495	20,304
2021	20,350	21,796	21,558
2021	21,806	23,592	23,401
2021	21,919	23,568	23,537
2021	24,389	25,754	26,132
2022	23,185	24,395	24,931
2022	20,596	20,321	20,916
2022	19,731	19,413	19,895
2022	21,841	20,808	21,399
2023	22,255	22,302	23,004
2023	23,305	24,172	25,015
2023	22,472	23,386	24,196
2023	24,757	26,209	27,025
2024	26,742	28,835	29,878
2024	27,152	29,762	31,157
2024	28,922	31,616	32,992
2024	28,028	32,448	33,786
2025	28,645	30,916	32,343
2025	30,144	34,314	35,882
2025	31,309	37,120	38,797
2025	32,057	38,012	39,827

202501-4140694, 202601-5112105

F258-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dividend Growth Fund (Advisor Class)	14.38%	10.56%	12.36%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$23,973,357
  Number of Portfolio Holdings93
  Investment Advisory Fees Paid (000s)$115,084
  Portfolio Turnover Rate9.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	25.2%
Financials	20.9
Industrials & Business Services	14.4
Health Care	13.0
Consumer Discretionary	6.6
Consumer Staples	6.3
Energy	4.0
Utilities	3.4
Materials	2.8
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.2%
Apple	5.3
Broadcom	3.5
JPMorgan Chase	3.3
Visa	2.9
General Electric	2.3
Bank of America	1.9
Chubb	1.9
Eli Lilly	1.8
Walmart	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dividend Growth Fund

Advisor Class (TADGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Dividend Growth Fund

I Class (PDGIX)

This annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - I Class	$54	0.50%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: stock selection in financials, led by JPMorgan Chase, which benefited from strong earnings with rising net interest income, and stock selection in industrials and business services, where GE Aerospace and Howmet Aerospace produced impressive earnings and benefited from the post-pandemic aerospace recovery.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: an underweight in communication services and a combination of our underweight and stock choices in information technology. A handful of names that do not meet our dividend growth criteria and, thus, are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	511,071	504,841	506,739
2016	534,201	518,121	519,181
2016	546,365	540,907	539,180
2016	558,712	563,676	559,800
2017	586,669	596,049	593,758
2017	611,522	614,023	612,094
2017	630,441	642,092	639,518
2017	667,500	682,784	682,013
2018	662,751	678,383	676,835
2018	678,675	704,764	700,077
2018	727,811	754,971	754,058
2018	661,298	646,994	652,111
2019	747,458	737,854	741,111
2019	793,259	768,069	773,007
2019	813,024	776,999	786,135
2019	867,338	847,685	857,437
2020	705,629	670,521	689,397
2020	818,406	818,221	831,021
2020	884,636	893,559	905,227
2020	989,452	1,024,747	1,015,195
2021	1,038,766	1,089,787	1,077,883
2021	1,114,185	1,179,583	1,170,030
2021	1,121,119	1,178,384	1,176,840
2021	1,248,716	1,287,709	1,306,611
2022	1,188,289	1,219,738	1,246,526
2022	1,056,739	1,016,027	1,045,822
2022	1,013,140	970,666	994,758
2022	1,122,624	1,040,379	1,069,973
2023	1,144,899	1,115,082	1,150,189
2023	1,200,040	1,208,602	1,250,740
2023	1,158,256	1,169,276	1,209,798
2023	1,277,405	1,310,429	1,351,243
2024	1,381,295	1,441,725	1,493,879
2024	1,403,696	1,488,091	1,557,874
2024	1,496,705	1,580,787	1,649,579
2024	1,451,759	1,622,413	1,689,320
2025	1,485,290	1,545,804	1,617,149
2025	1,564,454	1,715,707	1,794,104
2025	1,626,393	1,855,986	1,939,867
2025	1,666,999	1,900,583	1,991,370

202501-4140694, 202601-5112105

F433-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dividend Growth Fund (I Class)	14.83%	11.00%	12.80%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$23,973,357
  Number of Portfolio Holdings93
  Investment Advisory Fees Paid (000s)$115,084
  Portfolio Turnover Rate9.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	25.2%
Financials	20.9
Industrials & Business Services	14.4
Health Care	13.0
Consumer Discretionary	6.6
Consumer Staples	6.3
Energy	4.0
Utilities	3.4
Materials	2.8
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.2%
Apple	5.3
Broadcom	3.5
JPMorgan Chase	3.3
Visa	2.9
General Electric	2.3
Bank of America	1.9
Chubb	1.9
Eli Lilly	1.8
Walmart	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dividend Growth Fund

I Class (PDGIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Dividend Growth Fund

Z Class (TRZDX)

This annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: stock selection in financials, led by JPMorgan Chase, which benefited from strong earnings with rising net interest income, and stock selection in industrials and business services, where GE Aerospace and Howmet Aerospace produced impressive earnings and benefited from the post-pandemic aerospace recovery.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: an underweight in communication services and a combination of our underweight and stock choices in information technology. A handful of names that do not meet our dividend growth criteria and, thus, are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
3/31/21	10,358	10,168	10,265
6/30/21	11,125	11,006	11,143
9/30/21	11,207	10,994	11,207
12/31/21	12,498	12,014	12,443
3/31/22	11,906	11,380	11,871
6/30/22	10,601	9,480	9,960
9/30/22	10,178	9,056	9,473
12/31/22	11,291	9,707	10,190
3/31/23	11,530	10,404	10,954
6/30/23	12,102	11,276	11,911
9/30/23	11,697	10,909	11,521
12/31/23	12,915	12,226	12,868
3/31/24	13,982	13,451	14,227
6/30/24	14,227	13,884	14,836
9/30/24	15,188	14,749	15,709
12/31/24	14,753	15,137	16,088
3/31/25	15,110	14,422	15,401
6/30/25	15,937	16,008	17,086
9/30/25	16,589	17,316	18,474
12/31/25	17,024	17,733	18,964

202501-4140694, 202601-5112105

F1406-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Dividend Growth Fund (Z Class)	15.40%	11.58%
Russell 3000 Index (Regulatory Benchmark)	17.15	12.52
S&P 500 Index (Strategy Benchmark)	17.88	14.09

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$23,973,357
  Number of Portfolio Holdings93
  Investment Advisory Fees Paid (000s)$115,084
  Portfolio Turnover Rate9.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	25.2%
Financials	20.9
Industrials & Business Services	14.4
Health Care	13.0
Consumer Discretionary	6.6
Consumer Staples	6.3
Energy	4.0
Utilities	3.4
Materials	2.8
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.2%
Apple	5.3
Broadcom	3.5
JPMorgan Chase	3.3
Visa	2.9
General Electric	2.3
Bank of America	1.9
Chubb	1.9
Eli Lilly	1.8
Walmart	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dividend Growth Fund

Z Class (TRZDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDGX Dividend Growth Fund
TADGX Dividend Growth Fund–
.
Advisor Class
PDGIX Dividend Growth Fund–
.
I Class
TRZDX Dividend Growth Fund–
.
Z Class

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 76.86 $ 70.81 $ 64.10 $ 74.07 $ 60.01
Investment activities
Net investment income
(1)(2)
0.77 0.76 0.83 0.72 0.59
Net realized and unrealized
gain/loss 10.50 8.87 7.85 (8.25) 14.95
Total from investment
activities 11.27 9.63 8.68 (7.53) 15.54
Distributions
Net investment income (0.79) (0.78) (0.82) (0.73) (0.58)
Net realized gain (5.75) (2.80) (1.15) (1.71) (0.90)
Total distributions (6.54) (3.58) (1.97) (2.44) (1.48)
NET ASSET VALUE
End of period $ 81.59 $ 76.86 $ 70.81 $ 64.10 $ 74.07
Ratios/Supplemental Data
Total return
(2)(3)
14.66% 13.50% 13.65% (10.23)% 26.04%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.64% 0.64% 0.64% 0.64% 0.62%
Net expenses after waivers/
payments by Price Associates 0.64% 0.64% 0.64% 0.64% 0.62%
Net investment income 0.95% 0.98% 1.24% 1.08% 0.88%
Portfolio turnover rate 9.7% 10.0% 15.9% 15.5% 12.3%
Net assets, end of period (in
millions) $12,189 $12,410 $12,279 $11,086 $14,625
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 76.75 $ 70.72 $ 64.03 $ 73.98 $ 59.95
Investment activities
Net investment income
(1)(2)
0.58 0.56 0.65 0.55 0.40
Net realized and unrealized
gain/loss 10.47 8.86 7.84 (8.22) 14.93
Total from investment
activities 11.05 9.42 8.49 (7.67) 15.33
Distributions
Net investment income (0.60) (0.59) (0.65) (0.57) (0.40)
Net realized gain (5.75) (2.80) (1.15) (1.71) (0.90)
Total distributions (6.35) (3.39) (1.80) (2.28) (1.30)
NET ASSET VALUE
End of period $ 81.45 $ 76.75 $ 70.72 $ 64.03 $ 73.98
Ratios/Supplemental Data
Total return
(2)(3)
14.38% 13.21% 13.35% (10.45)% 25.68%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.88% 0.89% 0.90% 0.90% 0.89%
Net expenses after
waivers/payments by Price
Associates 0.88% 0.89% 0.90% 0.90% 0.89%
Net investment income 0.71% 0.73% 0.98% 0.83% 0.60%
Portfolio turnover rate 9.7% 10.0% 15.9% 15.5% 12.3%
Net assets, end of period (in
thousands) $321,305 $360,873 $355,667 $352,408 $438,861
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 76.82 $ 70.77 $ 64.07 $ 74.05 $ 59.98
Investment activities
Net investment income
(1)(2)
0.89 0.87 0.92 0.83 0.67
Net realized and unrealized
gain/loss 10.50 8.87 7.84 (8.26) 14.95
Total from investment
activities 11.39 9.74 8.76 (7.43) 15.62
Distributions
Net investment income (0.91) (0.89) (0.91) (0.84) (0.65)
Net realized gain (5.75) (2.80) (1.15) (1.71) (0.90)
Total distributions (6.66) (3.69) (2.06) (2.55) (1.55)
NET ASSET VALUE
End of period $ 81.55 $ 76.82 $ 70.77 $ 64.07 $ 74.05
Ratios/Supplemental Data
Total return
(2)(3)
14.83% 13.65% 13.79% (10.10)% 26.20%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.50% 0.50% 0.51% 0.50% 0.49%
Net expenses after
waivers/payments by Price
Associates 0.50% 0.50% 0.51% 0.50% 0.49%
Net investment income 1.09% 1.12% 1.38% 1.26% 1.00%
Portfolio turnover rate 9.7% 10.0% 15.9% 15.5% 12.3%
Net assets, end of period (in
millions) $11,321 $10,904 $10,154 $8,671 $6,815
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12 /31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 76.98 $ 70.88 $ 64.14 $ 74.12 $ 60.84
Investment activities
Net investment income
(2)(3)
1.29 1.26 1.25 1.15 0.86
Net realized and unrealized
gain/loss 10.54 8.90 7.87 (8.26) 14.22
Total from investment
activities 11.83 10.16 9.12 (7.11) 15.08
Distributions
Net investment income (1.30) (1.26) (1.23) (1.16) (0.90)
Net realized gain (5.75) (2.80) (1.15) (1.71) (0.90)
Total distributions (7.05) (4.06) (2.38) (2.87) (1.80)
NET ASSET VALUE
End of period $ 81.76 $ 76.98 $ 70.88 $ 64.14 $ 74.12

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12 /31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)
15.40% 14.23% 14.38% (9.66)% 24.98%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.49% 0.49% 0.50% 0.49% 0.49%
(5)
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.59% 1.62% 1.88% 1.73% 1.46%
(5)
Portfolio turnover rate 9.7% 10.0% 15.9% 15.5% 12.3%
Net assets, end of period (in
millions) $142 $419 $450 $434 $545
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dividend Growth Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  1.1%
Wireless Telecommunication Services  1.1%
T-Mobile U.S.  1,248,800 253,556
Total Communication Services 253,556
CONSUMER DISCRETIONARY  6.6%
Hotels, Restaurants & Leisure  3.3%
Hilton Worldwide Holdings  1,114,803 320,227
Marriott International, Class A  233,153 72,333
McDonald's  838,375 256,233
Yum! Brands  900,361 136,207
785,000
Specialty Retail  3.0%
Home Depot  903,435 310,872
Ross Stores  1,849,684 333,202
Tractor Supply (1) 1,433,300 71,679
715,753
Textiles, Apparel & Luxury Goods  0.3%
NIKE, Class B  1,307,399 83,294
83,294
Total Consumer Discretionary 1,584,047
CONSUMER STAPLES  6.3%
Beverages  1.3%
Coca-Cola  4,440,121 310,409
310,409
Consumer Staples Distribution & Retail  2.3%
Costco Wholesale  138,329 119,286
Walmart  3,777,764 420,881
540,167
Food Products  0.8%
Mondelez International, Class A  3,375,751 181,717
181,717
Household Products  0.9%
Colgate-Palmolive  2,809,586 222,014
222,014

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Tobacco  1.0%
Philip Morris International  1,559,700 250,176
250,176
Total Consumer Staples 1,504,483
ENERGY  4.0%
Energy Equipment & Services  0.6%
SLB  3,580,400 137,416
137,416
Oil, Gas & Consumable Fuels  3.4%
ConocoPhillips  2,399,300 224,599
EOG Resources  1,163,259 122,154
Exxon Mobil  2,909,808 350,166
Williams  2,121,200 127,505
824,424
Total Energy 961,840
FINANCIALS  20.9%
Banks  6.1%
Bank of America  8,348,897 459,189
JPMorgan Chase  2,420,868 780,052
Wells Fargo  2,402,606 223,923
1,463,164
Capital Markets  4.9%
Charles Schwab  3,391,746 338,870
CME Group  403,300 110,133
Goldman Sachs Group  200,990 176,670
Morgan Stanley  2,127,009 377,608
S&P Global  330,852 172,900
1,176,181
Consumer Finance  1.7%
American Express  1,100,174 407,009
407,009
Financial Services  2.9%
Visa, Class A  1,983,139 695,507
695,507
Insurance  5.3%
Aon, Class A  188,547 66,534
Chubb  1,468,522 458,355
Hartford Insurance Group  1,275,970 175,829
Marsh & McLennan  1,759,285 326,383

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Progressive  1,030,138 234,583
1,261,684
Total Financials 5,003,545
HEALTH CARE  13.0%
Biotechnology  2.2%
AbbVie  1,346,801 307,731
Gilead Sciences  1,752,495 215,101
522,832
Health Care Equipment & Supplies  1.7%
Becton Dickinson & Company  458,192 88,921
GE HealthCare Technologies  986,439 80,908
Stryker  690,072 242,540
412,369
Health Care Providers & Services  3.6%
Elevance Health  276,633 96,974
McKesson  375,150 307,732
Quest Diagnostics  1,145,100 198,709
UnitedHealth Group  755,289 249,328
852,743
Life Sciences Tools & Services  2.4%
Danaher  1,100,293 251,879
Thermo Fisher Scientific  552,429 320,105
571,984
Pharmaceuticals  3.1%
AstraZeneca, ADR  3,238,744 297,738
Eli Lilly  404,560 434,772
732,510
Total Health Care 3,092,438
INDUSTRIALS & BUSINESS SERVICES  14.4%
Aerospace & Defense  4.8%
General Electric  1,799,232 554,217
Howmet Aerospace  1,507,571 309,082
Northrop Grumman  490,268 279,556
1,142,855
Building Products  0.7%
Trane Technologies  419,424 163,240
163,240

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  1.0%
Waste Connections  1,344,372 235,749
235,749
Electrical Equipment  1.4%
GE Vernova  95,218 62,232
Rockwell Automation  251,380 97,804
Schneider Electric (EUR)  664,631 181,827
341,863
Ground Transportation  2.2%
CSX  4,418,900 160,185
Old Dominion Freight Line  865,950 135,781
Union Pacific  991,454 229,343
525,309
Industrial Conglomerates  0.5%
Honeywell International  618,750 120,712
120,712
Machinery  1.9%
Caterpillar  310,800 178,048
Deere  535,800 249,452
Illinois Tool Works  163,750 40,332
467,832
Professional Services  1.6%
Automatic Data Processing  505,300 129,978
Broadridge Financial Solutions  1,143,166 255,121
385,099
Trading Companies & Distributors  0.3%
W.W. Grainger  68,080 68,696
68,696
Total Industrials & Business Services 3,451,355
INFORMATION TECHNOLOGY  25.2%
Communications Equipment  0.5%
Cisco Systems  1,452,000 111,848
111,848
Electronic Equipment, Instruments & Components  2.5%
Amphenol, Class A  2,701,256 365,048
TE Connectivity  1,042,564 237,193
602,241

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services  0.5%
Accenture, Class A  428,190 114,883
114,883
Semiconductors & Semiconductor Equipment  9.2%
Analog Devices  1,189,000 322,457
Applied Materials  670,329 172,268
Broadcom  2,387,740 826,397
KLA  306,964 372,986
QUALCOMM  749,248 128,159
Taiwan Semiconductor Manufacturing, ADR  708,600 215,336
Texas Instruments  901,988 156,486
2,194,089
Software  7.2%
Intuit  191,400 126,787
Microsoft  3,084,245 1,491,603
Roper Technologies  257,777 114,744
1,733,134
Technology Hardware, Storage & Peripherals  5.3%
Apple  4,703,039 1,278,568
1,278,568
Total Information Technology 6,034,763
MATERIALS  2.8%
Chemicals  2.3%
Linde  718,581 306,396
RPM International  388,746 40,430
Sherwin-Williams  661,289 214,277
561,103
Containers & Packaging  0.5%
Avery Dennison  721,930 131,305
131,305
Total Materials 692,408
REAL ESTATE  1.5%
Residential Real Estate Investment Trusts  0.9%
Equity Residential, REIT  3,614,790 227,876
227,876
Specialized Real Estate Investment Trusts  0.6%
American Tower, REIT  841,785 147,792
147,792
Total Real Estate 375,668

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  3.4%
Electric Utilities  1.0%
NextEra Energy  2,073,178 166,435
Southern  875,200 76,317
242,752
Gas Utilities  0.8%
Atmos Energy  1,179,183 197,666
197,666
Multi-Utilities  1.6%
Ameren  2,724,941 272,113
CMS Energy  1,651,741 115,506
387,619
Total Utilities 828,037
Total Common Stocks (Cost $10,341,628) 23,782,140
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 3.77% (2)(3) 201,235,493 201,235
Total Short-Term Investments (Cost $201,235) 201,235
Total Investments in Securities
100.0% of Net Assets
(Cost $10,542,863) $ 23,983,375
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 12,105++
Totals $ —# $ — $ 12,105+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 335,714  ¤  ¤ $ 201,235
Total $ 201,235^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $12,105 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $201,235.

T. ROWE PRICE Dividend Growth Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $10,542,863) $ 23,983,375
Dividends receivable 16,502
Receivable for shares sold 13,689
Receivable for investment securities sold 11,561
Other assets 2,740
Total assets 24,027,867
Liabilities
Payable for shares redeemed 42,200
Investment management fees payable 9,950
Due to affiliates 296
Payable to directors 17
Other liabilities 2,047
Total liabilities 54,510
NET ASSETS $ 23,973,357

T. ROWE PRICE Dividend Growth Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 13,844,638
Paid-in capital applicable to 29 3,891,200 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares
authorized 10,128,719
NET ASSETS $ 23,973,357
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $12,188,951; Shares outstanding:
149,387,110) $ 81.59
Advisor Class
(Net assets: $321,305; Shares outstanding: 3,944,735) $ 81.45
I Class
(Net assets: $11,321,392; Shares outstanding:
138,826,195) $ 81.55
Z Class
(Net assets: $141,709; Shares outstanding: 1,733,160) $ 81.76

T. ROWE PRICE Dividend Growth Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $700) $ 381,386
Foreign withholding tax reclaims 1,284
Other 9
Total income 382,679
Expenses
Investment management 116,040
Shareholder servicing
Investor Class $ 18,812
Advisor Class 532
I Class 1,335 20,679
Rule 12b-1 fees
Advisor Class 808
Prospectus and shareholder reports
Investor Class 342
Advisor Class 8
I Class 265 615
Custody and accounting 616
Legal and audit 273
Registration 215
Directors 75
Miscellaneous 171
Waived / paid by Price Associates (956)
Total expenses 138,536
Net investment income 244,143

T. ROWE PRICE Dividend Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,917,029
Foreign currency transactions 197
Net realized gain 1,917,226
Change in net unrealized gain / loss
Securities 1,146,334
Other assets and liabilities denominated in foreign currencies 373
Change in net unrealized gain / loss 1,146,707
Net realized and unrealized gain / loss 3,063,933
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,308,076

T. ROWE PRICE Dividend Growth Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 244,143 $ 260,486
Net realized gain 1,917,226 1,139,068
Change in net unrealized gain / loss 1,146,707 1,735,763
Increase in net assets from operations 3,308,076 3,135,317
Distributions to shareholders
Net earnings
Investor Class (933,256) (567,830)
Advisor Class (23,906) (15,665)
I Class (879,006) (511,937)
Z Class (11,737) (22,617)
Decrease in net assets from distributions (1,847,905) (1,118,049)
Capital share transactions
*
Shares sold
Investor Class 1,318,148 1,867,058
Advisor Class 49,148 78,935
I Class 1,318,325 1,713,261
Z Class – 229
Distributions reinvested
Investor Class 866,264 523,265
Advisor Class 22,083 14,672
I Class 823,551 479,955
Z Class 11,737 22,617
Shares redeemed
Investor Class (3,158,485) (3,312,344)
Advisor Class (132,813) (120,705)
I Class (2,391,563) (2,335,822)
Z Class (306,948) (93,143)
Decrease in net assets from capital share
transactions (1,580,553) (1,162,022)

T. ROWE PRICE Dividend Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase (decrease) during period (120,382) 855,246
Beginning of period 24,093,739 23,238,493
End of period $ 23,973,357 $ 24,093,739
*Share information (000s)
Shares sold
Investor Class 16,294 24,195
Advisor Class 611 1,035
I Class 16,243 22,357
Z Class – 3
Distributions reinvested
Investor Class 10,537 6,620
Advisor Class 269 186
I Class 10,024 6,076
Z Class 142 286
Shares redeemed
Investor Class (38,902) (42,757)
Advisor Class (1,637) (1,548)
I Class (29,375) (29,977)
Z Class (3,851) (1,192)
Decrease in shares outstanding (19,645) (14,716)

T. ROWE PRICE Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Dividend Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Dividend Growth
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund has four classes of shares: the Dividend Growth Fund, Inc. (Investor Class), the Dividend Growth Fund–Advisor Class (Advisor Class), the Dividend Growth
Fund–I Class (I Class) and the Dividend Growth Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on

T. ROWE PRICE Dividend Growth Fund

the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Dividend Growth Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Dividend Growth Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Dividend Growth Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,600,313 $ 181,827 $ — $ 23,782,140
Short-Term Investments 201,235 — — 201,235
Total $ 23,801,548 $ 181,827 $ — $ 23,983,375

T. ROWE PRICE Dividend Growth Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $6,406,000; the aggregate value of collateral was
$6,565,000 and consisted of cash collateral and related investments of $0 and
U.S. government securities of $6,565,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,309,317,000 and
$5,367,944,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Dividend Growth Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 244,367 $ 264,082
Long-term capital gain 1,603,538 853,967
Total distributions $ 1,847,905 $ 1,118,049

T. ROWE PRICE Dividend Growth Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 10,557,146
Unrealized appreciation $ 13,587,114
Unrealized depreciation (160,508)
Net unrealized appreciation (depreciation) $ 13,426,606
($000s)
Undistributed long-term capital gain $ 418,032
Net unrealized appreciation (depreciation) 13,426,606
Total distributable earnings (loss) $ 13,844,638

T. ROWE PRICE Dividend Growth Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
In consideration of recent decisions rendered by European courts, the fund has filed for additional prior year reclaims (EU reclaims) related to taxes withheld by certain countries on dividend income. The fund will record any EU reclaims only when certainty exists as to the likelihood of receipt and the potential timing of payment. During the year ended December 31, 2025, the fund recorded
EU reclaims and related interest which is reflected as Foreign withholding tax reclaims in the Statement of Operations.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%. Effective May 1, 2025, Price
Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.17%
is applied to the fund’s average daily net assets that are equal to or greater than $25.0 billion. Thereafter, this agreement will automatically renew for one-
year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund

T. ROWE PRICE Dividend Growth Fund

fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/

T. ROWE PRICE Dividend Growth Fund

paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $4,401,000 for T. Rowe Price Services,
Inc.; and $335,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 1.09% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(956)

T. ROWE PRICE Dividend Growth Fund

Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Dividend Growth Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Dividend Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Dividend
Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Dividend Growth Fund, Inc. (the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Dividend Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Dividend Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,758,834,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $357,456,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $320,188,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F58-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026